Income Taxes - Schedule of Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Percentage of statutory income tax rate	25.00%	25.00%	25.00%